Stockholders' Equity (10K) (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term	4 years 4 months 20 days
Options outstanding	106,495	72,012	70,960	69,537	44,529
Excercisable stock options	69,757	57,058	55,102	43,379
Weighted average exercise price	$ 0.04	$ 0.04	$ 0.05	$ 0.05	$ 0.05
1999 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		4,000
Option vesting period		Quarterly over 3 years
Date adopted by stockholders		June 1, 2009
Option term		7 years
Options outstanding		25
Excercisable stock options		25
Weighted average exercise price		$ 0.200
2009 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		7,000
Option vesting period		Quarterly over 3 years
Option term		7 years
Options outstanding		425
Excercisable stock options		425
Weighted average exercise price		$ 0.105
2011 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		150,000
Option vesting period		Immediate/Quarterly over 3 years
Date adopted by stockholders		November 1, 2011
Option term		7 years
Options outstanding		71,437
Excercisable stock options		56,483
Weighted average exercise price		$ 0.046
Individual Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period		Quarterly over 3 years
Option term		7 years
Options outstanding		125
Excercisable stock options		125
Weighted average exercise price		$ 0.150